Loans and Related Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 895,394	$ 887,637
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 513,120	$ 478,417
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	44	43
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	86,697	72,638
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	350,436	318,805
Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	77,365	63,128
Real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	127,733	121,720
Real estate mortgage [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,070	7,278
Real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,092	21,805
Real estate construction [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,582	1,603
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,859	16,087
Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	680	629
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	382,274	409,220
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	175	195
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	258,888	299,960
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	242,270	276,674
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,618	23,286
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,453	36,664
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	56,659	48,187
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 28,274	$ 24,409